Convertible Notes Payable (Details) - USD ($)			10 Months Ended
	Jun. 25, 2025	Apr. 22, 2025	Dec. 31, 2025
Convertible Notes Payable [Line Items]
Proceeds from convertible debt			$ 437,999,000
Convertible notes payable			484,326,591
Amortization of debt issuance cost			27,591
Sponsor Support Agreement [Member]
Convertible Notes Payable [Line Items]
Exchange shares (in Shares)	4,630,000
Sponsor Support Agreement [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Aggregate amount	$ 46,300,000
Convertible Notes [Member]
Convertible Notes Payable [Line Items]
Principal amount			486,500,000
Exchange shares (in Shares)		88.3771
Convertible Notes [Member] | Investor [Member]
Convertible Notes Payable [Line Items]
Conversion price	$ 10
Conversion premium price	130.00%
Convertible notes payable	$ 1,000
Convertible Notes [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Convertible notes payable			$ 484,326,591
Effective interest percentage			1.09%
Interest expense, debt			$ 319,890
Unamortized debt issuance costs			2,173,409
Amortization of debt issuance cost			27,591
Accounts payable and accrued expenses			319,890
Transaction costs			$ 2,201,000
Convertible Notes [Member] | Convertible Notes Subscription Agreements [Member]
Convertible Notes Payable [Line Items]
Interest rate, percentage		1.00%
Principal amount		$ 340,200,000
Convertible Notes [Member] | Convertible Notes Subscription Agreements [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Additional principal amount		100,000,000
Convertible Notes [Member] | Sponsor Support Agreement [Member]
Convertible Notes Payable [Line Items]
Principal amount	$ 486,500,000
Gross proceeds, percentage	1.50%
Bitcoin percentage	1.50%
Convertible Notes [Member] | Sponsor Support Agreement [Member] | Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Share price (in Dollars per share)	$ 10
Additional consideration	$ 98,963
Convertible Note Investors [Member] | Convertible Notes Subscription Agreements [Member]
Convertible Notes Payable [Line Items]
Proceeds from convertible debt		$ 486,500,000